Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Service Concession Arrangements [Abstract]
Gas Complex Thermal Power Plant at Ilijan, Philippines
The Company’s expected future collections of service concession arrangements as of December 31, 2017 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	111,912
1 ~ 2 years		111,912
2 ~ 3 years		111,912
Over 3 years		158,543

	￦	494,279

Hydroelectric Power Generation at Semangka, Indonesia
The Company’s expected future collections of service concession arrangements as of December 31, 2017 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	20,332
1 ~ 2 years		26,888
2 ~ 3 years		26,888
Over 3 years		591,687

	￦	665,795